SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details) - Non-employees [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	55.15%	52.09%	49.92%
Risk-free interest rate	2.54%	2.21%	1.98%
Dividend yield	0.00%	0.00%	0.00%
Expected term	5 years 10 months 6 days	5 years 2 months 23 days	5 years 3 months 15 days